Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements

The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2015	2014
Income taxes benefit computed at statutory rate	$(1,342,859)	$(1,351,601)
State income tax benefit, net	(136,332)	(137,219)
Other	20,950	80,899
Change in valuation allowance	1,458,241	1,407,921

Total	$—	$—

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2015	2014
In-process research and development	$996,154	$996,154
Net operating loss carry forward	1,681,549	878,706
R&D credit	60,213	15,779
Share-based compensation	841,524	256,219
Accrued expenses	17,850	17,850

	3,597,290	2,164,708

Less: valuation allowance	(3,597,290)	(2,164,708)

Total	$—	$—